Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Summary of Ownership Units	The following table summarizes the ownership of Units in the Company as of December 31, 2023:

	Common Stock	Ownership Percentage
Ownership of Class A Common Stock	14,659,794	10.6%
Ownership of Class V Common Stock	124,132,398	89.4%
Balance at end of period	138,792,192	100.0%